Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 211	$ 193	$ 113
Other comprehensive income (loss):
Reclassification of cash flow hedge losses into earnings	10	21	23
Net unrealized gains (losses) on cash flow hedges		(13)	(19)
Total other comprehensive income	9	6	4
Total comprehensive income	220	199	117
Total comprehensive income attributable to noncontrolling interests	(13)	(30)	(12)
Total comprehensive income attributable to partners	207	169	105
Successor [Member]
Other comprehensive income (loss):
Net unrealized gains (losses) on cash flow hedges		(13)	(19)
Predecessor Equity [Member]
Net income	33	63	53
Other comprehensive income (loss):
Net unrealized gains (losses) on cash flow hedges	(1)	(2)
Total other comprehensive income	$ (1)	$ (2)